Intangible Assets, Net (Details) - Schedule of future amortization of intangible asset	Dec. 31, 2021 USD ($)
Schedule of future amortization of intangible asset [Abstract]
2022	$ 799,316
2023	799,316
2024	799,316
2025	799,316
2026	397,713
Total	$ 3,594,977